COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Lease Commitments
Occupancy, Net	$ 400	$ 400	$ 1,700	$ 1,700
Next Twelve Months			1,607
Due in two years			1,607
Due in three years			1,680
Due in Four Years			1,752
Due in Five Years			1,752
Thereafter			3,506
Future Minimum Payments Due			11,904
Consolidated Entities
Other Commitments and Contingencies
Unfunded investment commitments	$ 1,300		$ 1,000	$ 5,900